Investments - Summary of Investments (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Investment [Line Items]
Investments, current portion	€ 35,560	€ 44,855
Non-current investments	12,319	16,945
Total investments	47,879	61,800
Commercial paper [member]
Investment [Line Items]
Investments, current portion	13,929	22,208
U.S. Treasury securities [member]
Investment [Line Items]
Investments, current portion	2,411	6,733
Corporate fixed income bonds [member]
Investment [Line Items]
Investments, current portion	17,465	14,185
Non-current investments	12,319	16,945
Agency bond [member]
Investment [Line Items]
Investments, current portion	€ 1,755	€ 1,729